EMPLOYEE BENEFITS (Details Narrative) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accumulated benefit obligation	$ 0.6	$ 2.0	$ 0.1	$ 0.1
Defined Contribution Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 0.9	$ 0.8	$ 2.8	$ 2.4